OTHER ASSETS AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure of Other Assets And Other Liabilities [Abstract]
Disclosure of other assets and other liabilities explanatory [text block]
12	OTHER ASSETS AND OTHER LIABILITIES

a)	This item consists of the following:

	2017	2016
	S/(000)	S/(000)
Other assets -
Financial instruments:
Receivables	1,676,583	1,240,632
Derivatives receivable (b)	701,826	942,602
Operations in process (c)	82,542	45,450
	2,460,951	2,228,684

Non-financial instruments:
Deferred income tax asset, Note 18(c)	480,057	506,044
Investment in associates (e)	708,873	699,724
Investment properties, net (f)	458,855	504,927
Deferred fees	431,598	504,445
Income tax prepayments, net	301,863	357,149
Seized assets, net	95,012	73,466
VAT (IGV) tax credit	50,138	41,140
Others	12,651	13,334
	2,539,047	2,700,229
Total	4,999,998	4,928,913

Other liabilities -
Financial instruments:
Accounts payable	1,875,153	1,512,804
Derivatives payable (b)	636,762	673,015
Salaries and other personnel expenses	644,234	681,853
Allowance for indirect loan losses, Note 7(d)	442,510	209,559
Operations in process (c)	274,354	136,764
	3,873,013	3,213,995
Non-financial instruments:
Taxes	480,781	286,504
Deferred income tax, Note 18(c)	150,280	172,641
Provision for sundry risks (d)	275,841	296,339
Others	234,197	150,587
	1,141,099	906,071
Total	5,014,112	4,120,066

b)
The risk in derivative contracts arises from the possibility of the counterparty failing to comply with the terms and conditions agreed and that the reference rates at which the transactions took place change.

The table below shows at December 31, 2017 and 2016 the fair value of derivative financial instruments, recorded as an asset or a liability, together with their nominal amounts and maturities. The nominal amount, recorded gross, is the amount of a derivative’s underlying asset and is the basis upon which changes in the value of derivatives are measured.

		2017				2016				2017 y 2016
	Note	Assets	Liabilities	Notional amount	Maturity	Assets	Liabilities	Notional amount	Maturity	Related instruments
		S/(000)	S/(000)	S/(000)		S/(000)	S/(000)	S/(000)

Derivatives held for trading(i) -
Forward foreign exchange contracts		62,353	56,869	10,846,203	Between January 2018 and June 2020	73,722	55,437	9,313,965	Between January 2017 and June 2020	-
Interest rate swaps		101,765	94,238	33,057,283	Between January 2018 and December 2031	87,872	55,927	25,900,896	Between January 2017 and December 2031	-
Currency swaps		332,376	349,779	8,528,764	Between January 2018 and December 2027	428,928	490,475	7,518,170	Between January 2017 and December 2026	-
Foreign exchange options		2,692	980	410,982	Between January 2018 and November 2018	21,490	17,202	2,747,601	Between January 2017 and December 2017	-
		499,186	501,866	52,843,232		612,012	619,041	45,480,632
Derivatives held as hedges
Cash flow hedges (ii) -
Interest rate swaps (IRS)	14(b)(i)	2,491	-	486,150	August 2019	-	-	-	-	Debt to banks
Interest rate swaps (IRS)	14(b)(ii)	1,864	-	486,150	Between September 2018 and November 2019	1,384	-	318,820	Between April 2017 and September 2018	Debt to banks
Interest rate swaps (IRS)	14(b)(iv)	112	-	324,100	January 2018	-	218	335,600	January 2018	Debt to banks
Interest rate swaps (IRS)	14(b)(v)	658	-	324,100	March 2018	1,614	-	335,600	March 2018	Debt to banks
Interest rate swaps (IRS)	16(a)(iii)	-	-	-	-	-	2,736	179,231	October 2017	Notes issued
Interest rate swaps (IRS)	5(c)(i)	4,626	-	486,150	Between March 2019 and December 2019	3,140	294	503,400	Between March 2019 and December 2019	Repurchase agreements
Cross currency swaps (CCS)	16(a)(xi)	-	97,440	972,300	October 2019	-	25,387	1,006,800	October 2019	Bonds issued
Cross currency swaps (CCS)	5(c)(iii)	18,889	-	226,870	August 2020	35,158	-	234,920	August 2020	Repurchase agreements
Cross currency swaps (CCS)	5(c)(iv)	-	26,240	145,845	August 2026	-	6,871	151,020	August 2026	Repurchase agreements
Cross currency swaps (CCS)	5(c)(v)	-	9,053	81,025	August 2026	1,154	-	83,900	August 2026	Repurchase agreements
Cross currency swaps (CCS)	6(a)(iv)	24,263	1,386	228,756	Between January 2018 and September 2024	16,537	9,483	236,335	Between January 2017 and September 2024	Available-for-sale investments
Cross currency swaps (CCS)	6(a)(iv)	-	151	55,097	March 2019	1,289	7,588	167,800	Between January 2017 and March 2019	Available-for-sale investments
Cross currency swaps (CCS)	14(b)(iii)	73	79	324,100	January 2020	-	-	-	-	Debt to banks
Cross currency swaps and interest rate swaps (CCS and IRS)	5(c)(ii)	32,719	-	259,280	August 2020	54,103	-	268,480	August 2020	Repurchase agreements

Fair value hedges -
Interest rate swaps (IRS)	16(a)	110,808	-	7,915,886	Between September 2020 and April 2023	212,162	-	8,196,765	Between September 2020 and April 2023	Bonds issued
Interest rate swaps (IRS)	6(a)(iv)	6,137	547	659,524	Between April 2018 and October 2023	4,049	1,397	760,315	Between January 2017 and October 2023	Available-for-sale investments
		202,640	134,896	12,975,333		330,590	53,974	12,778,986
		701,826	636,762	65,818,565		942,602	673,015	58,259,618

(i)
Held-for-trading derivatives are principally negotiated to satisfy clients’ needs. On the other hand, the Group may also take positions with the expectation of profiting from favorable movements in prices or rates. Also, this caption includes any derivatives which do not comply with IAS 39 hedging accounting requirements. Fair value of derivatives held for trading classified by contractual maturity is as follows:

	At December 31, 2017						At December 31, 2016
	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Forward foreign exchange contracts	41,995	19,238	1,120	–	–	62,353	58,168	12,737	2,040	777	–	73,722
Interest rate swaps	5,487	16,971	22,705	18,464	38,138	101,765	6,763	9,480	18,550	9,591	43,488	87,872
Currency swaps	12,190	7,803	142,370	58,391	111,622	332,376	751	20,029	87,300	212,990	107,858	428,928
Foreign exchange options	2,468	224	–	–	–	2,692	9,827	11,663	–	–	–	21,490
Total assets	62,140	44,236	166,195	76,855	149,760	499,186	75,509	53,909	107,890	223,358	151,346	612,012

	At December 31, 2017						At December 31, 2016
	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total

Forward foreign exchange contracts	39,888	16,603	378	–	–	56,869	46,721	8,661	43	12	–	55,437
Interest rate swaps	6,841	14,196	24,537	17,018	31,646	94,238	4,226	8,236	17,749	4,300	21,416	55,927
Currency swaps	22,457	27,855	171,412	17,056	110,999	349,779	64,023	37,626	133,530	178,979	76,317	490,475
Foreign exchange options	547	433	–	–	–	980	4,564	12,638	–	–	–	17,202
Total liabilities	69,733	59,087	196,327	34,074	142,645	501,866	119,534	67,161	151,322	183,291	97,733	619,041

(ii)
The Group is exposed to variability in future cash flows on assets and liabilities in foreign currency and/or which bear interest at variable rates. The Group uses derivative financial instruments as cash flow hedges to cover these risks.

A schedule indicating the periods when the current cash flow hedges are expected to occur and affect the consolidated statement of income, net of deferred income tax is presented below:

	At December 31, 2017
	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cash inflows (assets)	962,966	3,432,756	100,247	283,896	4,779,865
Cash outflows (liabilities)	(1,016,748)	(3,434,333)	(110,355)	(265,716)	(4,827,152)
Consolidated statement of income	(1,043)	(26,534)	1,749	(7,348)	(33,176)

	At December 31, 2016
	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cash inflows (assets)	524,775	2,549,873	836,116	294,889	4,205,653
Cash outflows (liabilities)	(578,526)	(2,575,723)	(732,108)	(255,205)	(4,141,562)
Consolidated statement of income	(1,437)	4,863	6,704	1,383	11,513

At December 31, 2017, the accumulated balance of the net unrealized loss from the cash flow hedges is included as other comprehensive income in “Cash flow hedge reserves” and results from the current hedges, which have an unrealized profit for approximately S/33.2 million, and from the revoked hedges, which have an unrealized profit for approximately S/7.4 million (unrealized profit for approximately S/11.5 million and S/13.1 million from current and revoked hedges, respectively at December 31, 2016), which is being recognized in the consolidated statement of income over the remaining term of the underlying financial instrument. Also, the transfer of the unrealized loss on cash flow hedges to the consolidated statement of income is shown in Note 17(c).

c)
Operations in process include deposits received, loans disbursed, loans collected, funds transferred and other similar types of transactions, which are made in the final days of the month and not reclassified to their final accounts in the consolidated statement of financial position until the first days of the following month. These transactions do not affect the Group’s consolidated net income.

d)	The movement of the provision for sundry risks for the years ended December 31, 2017, 2016 and 2015 was as follows:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Balance at the beginning of the year	296,339	196,261	158,013
Provision, Note 27	29,023	28,093	38,248
Increase (decrease), net	(49,521)	71,985	–
Balances	275,841	296,339	196,261

Due to the nature of its business, the Group has some pending legal claims for which it records a provision when, in the opinion of Management and its in-house legal advisors, they will result in an additional liability and such amount can be reliably estimated. Regarding legal claims against the Group which have not been provided for, in the opinion of Management and its in-house legal advisors, they will not have a material effect on the Group’s consolidated financial statements.

e)
Credicorp’s principal associates are Pacífico EPS and Carlyle Peru, the balances of which amount to S/510.9 million and S/144.1 million, at December 31, 2017, respectively (S/490.1 million and S/145.8 million at December 31, 2016, respectively).

f)	Investment properties -

The movement of cost and accumulated depreciation of investment properties is as follows:

	2017			2016
	Own assets
	Land	Building	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance at January 1	289,432	261,174	550,606	462,440
Additions (i)	4,637	4,580	9,217	88,186
Transfers (ii)	–	66,856	66,856	–
Sales (iii)	(47,987)	(41,910)	(89,897)	–
Disposals and others	(27,419)	(10,738)	(38,157)	(20)
Balance at December 31	218,663	279,962	498,625	550,606

Accumulated depreciation
Balance at January 1	–	45,679	45,679	41,307
Depreciation for the year	–	6,440	6,440	4,369
Sales (iii)	–	(6,277)	(6,277)	–
Disposals and others	–	(6,072)	(6,072)	3
Balance at December 31	–	39,770	39,770	45,679
Net carrying amount	218,663	240,192	458,855	504,927

Land and buildings are mainly used for rental of offices, which are free of all encumbrances.

(i)
During the period 2016, subsidiary Pacífico Seguros carried out constructions and acquired a plot of land located at Nicolas Dueñas Avenue 475, Cercado de Lima for an amount of approximately S/21.9 million and another located in Ex-Fundo Marquez, in the vicinity of KM 14.6 of Coronel Nestor Gambeta Avenue, Callao for an amount of approximately S/60.9 million.

(ii)
In order to consolidate the real estate projects, mainly of offices, during the year 2017, Pacífico Seguros liquidated the trust of the “Panorama” building located at Av. Juan de Arona N° 830 for a total amount of S/66.9 million.

(iii)
The balance of sales for the year 2017 mainly comprises the transfer by Pacífico Seguros of the building located at Av. Guardia Civil 337 – Urb. Corpac, San Borja, which was sold for S/95.7 million. The total net cost of the building amounting to S/68.5 million comprises S/34.5 million in land and S/34.0 million in building (cost of S/38.5 million and depreciation of S/4.5 million).

The Group’s Management has determined that the recoverable value of it investment properties is greater than their net carrying amount.